Consolidated Statement of Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares
Profit or loss [abstract]
Revenues	₨ 897,603	$ 10,770	₨ 904,876	₨ 790,934
Cost of revenues	(631,497)	(7,577)	(645,446)	(555,872)
Gross profit	266,106	3,193	259,430	235,062
Selling and marketing expenses	(69,972)	(840)	(65,157)	(54,935)
General and administrative expenses	(60,375)	(724)	(59,139)	(46,382)
Foreign exchange gains/(losses), net	340	4	4,472	4,355
Other operating income/(loss), net	0	0	0	2,186
Results from operating activities	136,099	1,633	139,606	140,286
Finance expenses	(12,552)	(151)	(10,077)	(5,325)
Finance and other income	23,896	287	18,185	16,257
Share of net profit/ (loss) of associate and joint venture accounted for using the equity method	(233)	(3)	(57)	57
Profit before tax	147,210	1,766	147,657	151,275
Income tax expense	(36,089)	(433)	(33,992)	(28,946)
Profit for the year	111,121	1,333	113,665	122,329
Profit attributable to:
Equity holders of the Company	110,452	1,325	113,500	122,191
Non-controlling interests	669	8	165	138
Profit for the year	₨ 111,121	$ 1,333	₨ 113,665	₨ 122,329
Earnings per equity share: Attributable to equity holders of the Company
Basic | (per share)	₨ 20.89	$ 0.25	₨ 20.73	₨ 22.35
Diluted | (per share)	₨ 20.82	$ 0.25	₨ 20.68	₨ 22.29
Weighted average number of equity shares used in computing earnings per equity share
Basic	5,288,285,555	5,288,285,555	5,477,466,573	5,466,705,840
Diluted	5,305,712,314	5,305,712,314	5,488,991,175	5,482,083,438